ACQUISITION OF WWE (Narrative) (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 12, 2023	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2025
Business Acquisition [Line Items]
Economic interest	100.00%
Consideration transferred, value of shares			$ 0	$ 8,111,055	$ 0
Nonrecurring transaction costs		$ 187,300	271,100
EGH [Member]
Business Acquisition [Line Items]
Non-economic voting interest	51.00%
EGH [Member] | TKO OpCo [Member]
Business Acquisition [Line Items]
Economic interest	51.00%
TKO [Member] | TKO OpCo [Member]
Business Acquisition [Line Items]
Economic interest	49.00%
TKO Group Holdings, Inc. [Member]
Business Acquisition [Line Items]
Voting interest	49.00%					61.00%
TKO Group Holdings, Inc. [Member] | TKO OpCo [Member]
Business Acquisition [Line Items]
Economic interest	49.00%
TKO Group Holdings, Inc. [Member] | EGH [Member]
Business Acquisition [Line Items]
Non-economic voting interest	51.00%
Voting interest	51.90%
World Wrestling Entertainment Llc [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, weighted average life	20 years 3 months 18 days
Transaction costs			1,900	$ 83,800
Consideration transferred			$ 8,432,100
Nonredeemable non-controlling interest	$ 4,521,800
Deferred consideration	$ 321,000
Services agreement date			Sep. 12, 2023
World Wrestling Entertainment Llc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Consideration transferred, shares	83,161,123
Consideration transferred, value of shares			$ 8,061,800
World Wrestling Entertainment Llc [Member] | Replacement Awards [Member]
Business Acquisition [Line Items]
Consideration transferred, value of shares	$ 49,300
Trademarks and Trade Names [Member] | World Wrestling Entertainment Llc [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, weighted average life	25 years
Customer relationships [Member] | World Wrestling Entertainment Llc [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, weighted average life	11 years 3 months 18 days
Other [Member] | World Wrestling Entertainment Llc [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, weighted average life	3 years 7 months 6 days